Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Supplement [Text Block]	omsmt_SupplementTextBlock

OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester High Yield Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%	0.17%	0.17%	0.17%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.09%	1.74%	1.74%	0.84%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$581	$807	$1,050	$1,747	$581	$807	$1,050	$1,747
Class B	$678	$853	$1,152	$1,736	$178	$553	$952	$1,736
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester New Jersey Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.06%	0.06%	0.06%	0.06%
Interest and Related Expenses from Inverse Floaters	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Other Expenses	0.26%	0.28%	0.26%	0.25%
Total Annual Fund Operating Expenses	1.07%	1.74%	1.72%	0.81%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$678	$853	$1,152	$1,725	$178	$553	$952	$1,725
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$83	$260	$451	$1,006	$83	$260	$451	$1,006

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Pennsylvania Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.11%	0.11%	0.11%	0.11%
Interest and Related Expenses from Inverse Floaters	0.06%	0.06%	0.06%	0.06%
Other Expenses	0.14%	0.15%	0.14%	0.14%
Total Other Expenses	0.31%	0.32%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.07%	1.73%	1.72%	0.82%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$677	$850	$1,147	$1,719	$177	$550	$947	$1,719
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$84	$263	$457	$1,018	$84	$263	$457	$1,018

Oppenheimer Rochester High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omsmt_SupplementTextBlock

OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester High Yield Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%	0.17%	0.17%	0.17%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.09%	1.74%	1.74%	0.84%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$581	$807	$1,050	$1,747	$581	$807	$1,050	$1,747
Class B	$678	$853	$1,152	$1,736	$178	$553	$952	$1,736
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Oppenheimer Rochester High Yield Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 581
3 Years	rr_ExpenseExampleYear03	807
5 Years	rr_ExpenseExampleYear05	1,050
10 Years	rr_ExpenseExampleYear10	1,747
1 Year	rr_ExpenseExampleNoRedemptionYear01	581
3 Years	rr_ExpenseExampleNoRedemptionYear03	807
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,747
Oppenheimer Rochester High Yield Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	1,736
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,736
Oppenheimer Rochester High Yield Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	2,069
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,069
Oppenheimer Rochester High Yield Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,041
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	269
5 Years	rr_ExpenseExampleNoRedemptionYear05	468
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,041
Oppenheimer Rochester New Jersey Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omsmt_SupplementTextBlock

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester New Jersey Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.06%	0.06%	0.06%	0.06%
Interest and Related Expenses from Inverse Floaters	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Other Expenses	0.26%	0.28%	0.26%	0.25%
Total Annual Fund Operating Expenses	1.07%	1.74%	1.72%	0.81%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$678	$853	$1,152	$1,725	$178	$553	$952	$1,725
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$83	$260	$451	$1,006	$83	$260	$451	$1,006

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Oppenheimer Rochester New Jersey Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 579
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	1,725
1 Year	rr_ExpenseExampleNoRedemptionYear01	579
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,725
Oppenheimer Rochester New Jersey Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	1,725
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,725
Oppenheimer Rochester New Jersey Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	$ 276
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	2,047
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	546
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,047
Oppenheimer Rochester New Jersey Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.06%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,006
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	260
5 Years	rr_ExpenseExampleNoRedemptionYear05	451
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,006
Oppenheimer Rochester Pennsylvania Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omsmt_SupplementTextBlock

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

Supplement dated January 30, 2017 to the

Statutory Prospectus dated November 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Pennsylvania Municipal Fund (the "Fund").

Effective April 1, 2017:

1.	In the section titled "Fees and Expenses of the Fund," the table titled "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	0.90%	None
Other Expenses
Interest and Fees from Borrowings	0.11%	0.11%	0.11%	0.11%
Interest and Related Expenses from Inverse Floaters	0.06%	0.06%	0.06%	0.06%
Other Expenses	0.14%	0.15%	0.14%	0.14%
Total Other Expenses	0.31%	0.32%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.07%	1.73%	1.72%	0.82%

        1. Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.

2.	In the section titled "Fees and Expenses of the Fund," the table that appears in the sub-section titled "Example," is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
Class B	$677	$850	$1,147	$1,719	$177	$550	$947	$1,719
Class C	$276	$546	$941	$2,047	$176	$546	$941	$2,047
Class Y	$84	$263	$457	$1,018	$84	$263	$457	$1,018

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Oppenheimer Rochester Pennsylvania Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 579
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	1,725
1 Year	rr_ExpenseExampleNoRedemptionYear01	579
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,725
Oppenheimer Rochester Pennsylvania Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	$ 677
3 Years	rr_ExpenseExampleYear03	850
5 Years	rr_ExpenseExampleYear05	1,147
10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	550
5 Years	rr_ExpenseExampleNoRedemptionYear05	947
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,719
Oppenheimer Rochester Pennsylvania Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	$ 276
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	2,047
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	546
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,047
Oppenheimer Rochester Pennsylvania Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.11%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,018
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	263
5 Years	rr_ExpenseExampleNoRedemptionYear05	457
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,018

[1]	Expenses have been restated to reflect a change in the Class A Distribution and/or Service (12b-1) Fee.